Segment Reporting - Segment Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) area	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Segment reporting
Revenue from external customers	$ 106,765	$ 102,197
Interest income	1,917	3,061
Equity in earnings of equity investees, net of tax	30,366	27,308
Segment operating (loss)/profit	(45,703)	(40,305)
Interest expense	511	688
Income tax expense	2,032	2,462
Net (loss)/income attributable to the Company	(49,694)	(45,369)
Depreciation/amortization	2,923	2,405
Additions to non-current assets (other than financial instruments and deferred tax assets)	4,415	5,943
Segment information
Total assets	525,562		$ 465,122
Property, plant and equipment	20,841		20,855
Right-of-use assets	5,283		5,516
Leasehold land	1,084		1,110
Goodwill	3,088		3,112
Other intangible asset	241		275
Investments in equity investees	106,966		98,944
Innovation Platform
Segment reporting
Revenue from external customers	$ 7,747	7,308
Commercial Platform
Segment reporting
Number of core business areas | area	2
Revenue from external customers	$ 99,018	94,889
Reportable segment | Innovation Platform | Drug R&D | PRC
Segment reporting
Revenue from external customers	7,747	7,308
Interest income	114	205
Equity in earnings of equity investees, net of tax	68	176
Segment operating (loss)/profit	(73,377)	(67,179)
Income tax expense	312	120
Net (loss)/income attributable to the Company	(73,608)	(67,133)
Depreciation/amortization	2,687	2,191
Additions to non-current assets (other than financial instruments and deferred tax assets)	4,262	3,300
Segment information
Total assets	77,662		97,784
Property, plant and equipment	19,568		19,422
Right-of-use assets	2,697		2,445
Leasehold land	1,084		1,110
Investments in equity investees	512		447
Reportable segment | Commercial Platform
Segment reporting
Revenue from external customers	99,018	94,889
Interest income	71	48
Equity in earnings of equity investees, net of tax	30,298	27,132
Segment operating (loss)/profit	37,348	34,135
Income tax expense	156	904
Net (loss)/income attributable to the Company	35,473	31,062
Depreciation/amortization	141	136
Additions to non-current assets (other than financial instruments and deferred tax assets)	140	2,636
Segment information
Total assets	187,141		171,704
Property, plant and equipment	711		789
Right-of-use assets	2,185		2,466
Goodwill	3,088		3,112
Other intangible asset	241		275
Investments in equity investees	106,454		98,497
Reportable segment | Commercial Platform | Prescription Drugs | PRC
Segment reporting
Revenue from external customers	83,056	77,327
Interest income	34	30
Equity in earnings of equity investees, net of tax	23,992	21,027
Segment operating (loss)/profit	28,612	26,577
Income tax expense	(137)	624
Net (loss)/income attributable to the Company	28,879	25,135
Depreciation/amortization	87	80
Additions to non-current assets (other than financial instruments and deferred tax assets)	79	2,624
Segment information
Total assets	138,805		131,881
Property, plant and equipment	394		424
Right-of-use assets	1,901		2,102
Goodwill	2,681		2,705
Other intangible asset	241		275
Investments in equity investees	78,289		76,226
Reportable segment | Commercial Platform | Consumer Health | PRC
Segment reporting
Revenue from external customers	5,205	6,192
Interest income	11	16
Equity in earnings of equity investees, net of tax	6,306	6,105
Segment operating (loss)/profit	7,183	6,585
Income tax expense	66	138
Net (loss)/income attributable to the Company	5,903	5,542
Depreciation/amortization	10	11
Additions to non-current assets (other than financial instruments and deferred tax assets)	59	9
Segment information
Total assets	35,067		27,354
Property, plant and equipment	60		65
Right-of-use assets	50		15
Goodwill	407		407
Investments in equity investees	28,165		22,271
Reportable segment | Commercial Platform | Consumer Health | Hong Kong
Segment reporting
Revenue from external customers	10,757	11,370
Interest income	26	2
Segment operating (loss)/profit	1,553	973
Income tax expense	227	142
Net (loss)/income attributable to the Company	691	385
Depreciation/amortization	44	45
Additions to non-current assets (other than financial instruments and deferred tax assets)	2	3
Segment information
Total assets	13,269		12,469
Property, plant and equipment	257		300
Right-of-use assets	234		349
Unallocated
Segment reporting
Interest income	1,732	2,808
Segment operating (loss)/profit	(9,674)	(7,261)
Interest expense	511	688
Income tax expense	1,564	1,438
Net (loss)/income attributable to the Company	(11,559)	(9,298)
Depreciation/amortization	95	78
Additions to non-current assets (other than financial instruments and deferred tax assets)	13	$ 7
Segment information
Total assets	260,759		195,634
Property, plant and equipment	562		644
Right-of-use assets	$ 401		$ 605